Document and Entity Information	May 18, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 18, 2023
Entity Registrant Name	HTG Molecular Diagnostics, Inc.
Entity Central Index Key	0001169987
Entity Emerging Growth Company	false
Entity File Number	001-37369
Entity Tax Identification Number	86-0912294
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	3430 E. Global Loop
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85706
City Area Code	877
Local Phone Number	289-2615
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	HTGM
Security Exchange Name	NASDAQ